Consolidated Statements of Operation and Comprehensive Income (Loss) (Parentheticals) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Related party warehouse cost		$ 64,051	$ 304,400	$ 730,006
Diluted	[1]	4,269,340	4,221,629	4,096,854
Diluted		$ (0.84)	$ 0.77	$ 2.79

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.